Related party transactions	12 Months Ended
Mar. 31, 2016
Related party transactions
Related party transactions

12. Related party transactions

        The following table provides the balances with related parties as of March 31:

Due from related parties, current:

	2016	2015
Receivable from related parties	$1,991	$921
Loan due from related party	—	50
Loans due from employees	189	150

Total due from related parties, current	$2,180	$1,121

Due to related parties, current:

	2016	2015
Payable to related parties	518	508

Total due to related parties, current	$518	$508

        The Group guaranteed $3,710 of short-term debt of IBS Group's other subsidiaries at March 31, 2015. These guarantees were terminated on March 28, 2016.

        In the ordinary course of business, the Group provides services to and purchases goods (computers and related components) and services (rent, professional, marketing, outstaffing and management services) from IBS Group subsidiaries and affiliated companies.

        The goods and services include software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

        Sales of services included software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

        During the year ended March 31, 2016, the Group entered into a commission agreement with LCI Group Inc. and recognized revenue in amount $2,665 included in the sales of services in the schedule below.

        Below are the turnovers of related parties:

	For the years ended March 31,
	2016	2015	2014
Sales of services	5,592	3,618	4,522
Purchase of goods	708	947	1,548
Purchase of services	267	1,620	527